Shareholders' Equity (Details)	Apr. 25, 2023 CAD ($) shares	Apr. 25, 2023 USD ($) shares	Dec. 31, 2018 item
Stockholder's Equity
Number of classes of common stock outstanding | item			1
Private Placement
Stockholder's Equity
Proceeds from shares issued in bought deal (in shares) | shares	5,409,000	5,409,000
Proceeds from issue of common shares, Gross	$ 42,500,000	$ 31,200,000
Payments of stock issuance costs	$ 2,100,000	1,500,000
Payment of other stock issuance cost		1,800,000
Proceeds from issuance of common shares		$ 27,900,000